CAPITAL LEASE OBLIGATION	3 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
CAPITAL LEASE OBLIGATION

The Company entered into a five-year capital lease obligation in January 2016 for the acquisition of manufacturing equipment totaling $51,252. At September 30, 2016, future minimum lease payments under the capital lease obligation are as follows:

Fiscal Year Ending June 30:	Amount
2017	$7,688
2018	10,250
2019	10,250
2020	10,250
2021	5,126
Total minimum payments	43,564
Less: amount representing interest	5,668
Present value of minimum lease payments	37,896
Less: current portion	7,987
$29,909